Loan from the European Investment Bank (“EIB”) - Schedule of Liability Presented in the Balance Sheets is Comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan component:
Effective interest rate, Loan component, Current maturity	6.84%
Loan component, Current maturity, Amount	$ 1,524
Effective interest rate, Loan component Non- Current	6.84%
Loan component, Non- Current, Amount	$ 3,047	3,988
Effective interest rate, Royalties’ component	15.52%
Royalties’ component, Amount	$ 348	315
Total	$ 4,919	$ 4,303